Intangible assets and goodwill - Schedule of Intangible Assets (Detail) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Cost	95,699	89,942
Accumulated amortization	41,688	35,526
Net book value	54,011	54,416
Power sales contracts
Finite-Lived Intangible Assets [Line Items]
Cost	64,605	61,430
Accumulated amortization	33,704	28,987
Net book value	30,901	32,443
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Cost	31,094	28,512
Accumulated amortization	7,984	6,539
Net book value	23,110	21,973